CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Subscription Payable (Receivable)	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2016	1,000,000	2,588,693	136,953,904
Beginning balance, amount at Dec. 31, 2016	$ 1,000	$ 2,589	$ 136,954	$ 37,500	$ 9,654,453	$ (9,618,038)	$ 214,458
Issuance of stock options					9,124		9,124
Common stock contributed by officer for subscriptions payable				(7,500)	7,500		0
Common stock receivable for cancelled acquisition				(3,265)	3,265		0
Common stock contributed by officer for pending acquisition				(6,500)	6,500		0
Acquisition of Blue Collar					595,600		595,600
Issuance of subscription shares				(7,500)	7,500		0
Cash received for common stock to be contributed by officer				5,000	65,000		70,000
Net loss						(3,807,401)	(3,807,401)
Ending balance, shares at Dec. 31, 2017	1,000,000	2,588,693	136,953,904
Ending balance, amount at Dec. 31, 2017	$ 1,000	$ 2,589	$ 136,954	25,235	10,371,442	(13,425,439)	(2,918,219)
Issuance of stock and stock options for services				67,708	882,135		949,843
Issuance of stock options							152,879
Conversion of debt for subscription payable				2,000			2,000
Common stock contributed by officer for subscriptions payable				(35,000)	35,000		0
Acquisition of Blue Collar				6,500	838,500		845,000
Issuance of subscription shares				(35,000)	35,000		0
Cash received for common stock to be contributed by officer					367,500		367,500
Conversion of debt, amount				2,000			2,000
Net loss						(3,307,841)	(3,307,841)
Ending balance, shares at Sep. 30, 2018	1,000,000	2,588,693	136,953,904
Ending balance, amount at Sep. 30, 2018	$ 1,000	$ 2,589	$ 136,954	66,443	12,464,511	(16,733,280)	(4,061,717)
Beginning balance, shares at Dec. 31, 2017	1,000,000	2,588,693	136,953,904
Beginning balance, amount at Dec. 31, 2017	$ 1,000	$ 2,589	$ 136,954	25,235	10,371,442	(13,425,439)	(2,918,219)
Issuance of stock and stock options for services				169,271	729,252		898,523
Issuance of stock options					256,187		256,187
Conversion of debt for subscription payable				2,000			2,000
Cash received for acquisition of common shares					367,500		367,500
Common stock contributed by officer for subscriptions payable				(35,000)	35,000		0
Acquisition of Blue Collar				6,500	838,500		845,000
Issuance of subscription shares				(35,000)	35,000		0
Conversion of debt, amount				2,000			2,000
Net loss							(5,377,489)
Ending balance, shares at Dec. 31, 2018	1,000,000	2,588,693	136,953,904
Ending balance, amount at Dec. 31, 2018	$ 1,000	$ 2,589	$ 136,954	168,006	12,567,881	(18,802,928)	(5,926,498)
Beginning balance, shares at Jun. 30, 2018	1,000,000	2,588,693	136,953,904
Beginning balance, amount at Jun. 30, 2018	$ 1,000	$ 2,589	$ 136,954	711,832	10,454,996	(15,451,225)	(4,143,854)
Issuance of stock and stock options for services				(616,889)	1,136,081		519,192
Common stock contributed by officer for subscriptions payable				(35,000)	35,000		0
Acquisition of Blue Collar				6,500	838,500		845,000
Issuance of subscription shares				(35,000)	35,000		0
Net loss						(1,282,055)	(1,282,055)
Ending balance, shares at Sep. 30, 2018	1,000,000	2,588,693	136,953,904
Ending balance, amount at Sep. 30, 2018	$ 1,000	$ 2,589	$ 136,954	66,443	12,464,511	(16,733,280)	(4,061,717)
Beginning balance, shares at Dec. 31, 2018	1,000,000	2,588,693	136,953,904
Beginning balance, amount at Dec. 31, 2018	$ 1,000	$ 2,589	$ 136,954	168,006	12,567,881	(18,802,928)	(5,926,498)
Issuance of stock options							140,670
Conversion of debt for subscription payable			$ 2,074		124,589		126,663
Acquisition of Blue Collar							0
Cash received for common stock to be contributed by officer				304,689	140,670		445,359
Conversion of debt, shares			2,073,721
Conversion of debt, amount			$ 2,074		124,589		126,663
Net loss						(8,538,360)	(8,538,360)
Ending balance, shares at Sep. 30, 2019	1,000,000	2,588,693	139,027,625
Ending balance, amount at Sep. 30, 2019	$ 1,000	$ 2,589	$ 139,028	472,695	12,833,140	(27,341,287)	(13,892,835)
Beginning balance, shares at Jun. 30, 2019	1,000,000	2,588,693	136,953,904
Beginning balance, amount at Jun. 30, 2019	$ 1,000	$ 2,589	$ 136,954	371,132	12,681,369	(30,328,085)	(17,135,041)
Issuance of stock and stock options for services				101,563	27,182		128,745
Conversion of debt for subscription payable			$ 2,074		124,589		126,663
Conversion of debt, shares			2,073,721
Conversion of debt, amount			$ 2,074		124,589		126,663
Net loss						2,986,798	2,986,798
Ending balance, shares at Sep. 30, 2019	1,000,000	2,588,693	139,027,625
Ending balance, amount at Sep. 30, 2019	$ 1,000	$ 2,589	$ 139,028	$ 472,695	$ 12,833,140	$ (27,341,287)	$ (13,892,835)